Restricted Deposit	9 Months Ended
Sep. 30, 2023
Restricted Deposit [Abstract]
RESTRICTED DEPOSIT
6.	RESTRICTED DEPOSIT

As at September 30, 2023, restricted deposits consisted of $8,516 (December 31, 2022 - $8,489) held in a guaranteed investment certificate as collateral for a corporate credit card.